Consolidated Statements of Financial Position € in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Non-current assets:
Property, plant and equipment	$ 9,187,000	$ 8,858,000	$ 6,271,000	[1]
Intangible assets	25,312,000	16,696,000	12,409,000	[1]
Deposits and other receivables	588,000	401,000	394,000	[1]
Other non-current financial assets	386,000	335,000	337,000	[1]
Total non-current assets	35,473,000	26,290,000	19,411,000	[1]
Current assets:
Inventories	6,225,000	6,664,000	8,243,000	[1]
Trade receivables	17,277,000	8,390,000	13,177,000	[1]
Contract assets	371,000	1,587,000	2,707,000	[1]
Prepaid expenses	962,000	901,000	1,128,000	[1]
Other receivables	3,264,000	2,253,000	2,674,000	[1]
Research tax credit receivable	5,110,000	3,132,000	3,148,000	[1]
Short-term deposits	10,900,000	0	0	[1]
Cash and cash equivalents	7,574,000	14,098,000	12,086,000	[1]
Total current assets	51,683,000	37,025,000	43,163,000	[1]
Total assets	87,156,000	63,315,000	62,574,000	[1]
Equity (deficit):
Issued capital	3,269,000	2,403,000	2,384,000	[1]
Share premium	276,560,000	233,720,000	225,470,000	[1]
Other capital reserves	46,677,000	43,656,000	39,768,000	[1]
Accumulated deficit	(363,209,000)	(308,733,000)	(272,036,000)	[1]
Other components of equity	(423,000)	(607,000)	(605,000)	[1]
Total equity (deficit)	(37,126,000)	(29,561,000)	(5,019,000)	[1]
Non-current liabilities:
Government grant advances and loans	11,203,000	6,150,000	5,674,000	[1]
Venture debt	2,172,000	7,071,000	11,811,000	[1]
Lease liabilities	4,762,000	3,204,000	0	[1]
Provisions	1,874,000	1,905,000	1,689,000	[1]
Trade payables	851,000	1,139,000	0	[1]
Deferred tax liabilities	19,000	429,000	691,000	[1]
Contract liabilities	2,397,000	11,572,000	808,000	[1]
Total non-current liabilities	61,747,000	54,812,000	40,396,000	[1]
Current liabilities:
Trade payables	15,701,000	8,834,000	9,412,000	[1]
Venture debt	6,104,000	5,109,000	823,000	[1]
Current lease liabilities	1,014,000	900,000	0	[1]
Government grant advances and loans	3,867,000	1,472,000	688,000	[1]
Other current liabilities and provisions	8,476,000	4,540,000	5,006,000	[1]
Contract liabilities	13,145,000	5,812,000	973,000	[1]
Total current liabilities	62,535,000	38,064,000	27,197,000	[1]
Total equity and liabilities	87,156,000	63,315,000	62,574,000	[1]
Previously stated
Equity (deficit):
Total equity (deficit)		(29,561,000)	(5,019,000)
Interest-bearing receivables financing
Current liabilities:
Interest-bearing financing of receivables	14,228,000	4,068,000	10,295,000	[1]
Convertible debt
Non-current liabilities:
Convertible debt	26,074,000	23,342,000	19,723,000	[1]
Convertible debt embedded derivative	12,395,000	0	0	[1]
Current liabilities:
Interest-bearing financing of receivables	$ 0	$ 7,329,000	$ 0	[1]

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.